Financial commitments	6 Months Ended
Sep. 30, 2018
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Financial commitments
9	Financial commitments

Capital expenditure for property, plant and equipment and software contracted for at the balance sheet date but not yet incurred was £1,293m (30 September 2017: £875m; 31 March 2018: £993m). Programme rights commitments, mainly relating to football broadcast rights for which the licence period has not yet started, were £2,866m (30 September 2017: £1,955m; 31 March 2018: £2,823m).